Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Principal Subsidiaries and Consolidated VIE
As of December 31, 2021, the Company’s principal subsidiaries and consolidated VIE are as follows:

	Place of incorporation	Date of incorporation	Equity interest held	Principal activities
Subsidiaries
Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding
Beijing Glorywolf Co., Ltd. (“Glory”, or the “WFOE”)	Beijing, China	May 7, 2014	100%	Online recruitment assisting service

VIE
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment assisting service

Schedule of variable interest entities
The following table set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIE and VIE’s subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	183,199	864,851
Short-term investments	525,506	864,557
Accounts receivable	6,999	1,002
Amounts due from Group companies	36,859	86,989
Amounts due from related parties	—	6,615
Prepayments and other current assets	146,244	487,598

Total current assets	898,807	2,311,612

Non-current assets
Property, equipment and software, net	191,242	368,381
Intangible assets, net	549	458
Right-of-use assets, net	144,063	301,288
Other non-current assets	—	4,000

Total non-current assets	335,854	674,127

Total assets	1,234,661	2,985,739

	As of December 31,
	2020	2021
	RMB	RMB
LIABILITIES
Current liabilities
Accounts payable	41,839	52,938
Deferred revenue	1,200,349	1,958,570
Other payables and accrued liabilities	415,273	626,151
Amounts due to Group companies	372,427	27,223
Operating lease liabilities, current	59,559	124,464

Total current liabilities	2,089,447	2,789,346

Non-current liabilities
Operating lease liabilities, non-current	76,373	178,844

Total liabilities	2,165,820	2,968,190

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total revenues	998,720	1,944,359	4,259,128
Cost of revenues	(133,553)	(232,261)	(554,575)
Net ( loss ) /income	(464,373)	(303,061)	551,133

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(25,658)	494,187	1,717,104
Net cash used in investing activities	(66,029)	(632,568)	(591,213)
Net cash generated from/(used in) financing activities	103,596	260,484	(444,239)

Net increase in cash and cash equivalents	11,909	122,103	681,652
Cash and cash equivalents at beginning of year	49,187	61,096	183,199

Cash and cash equivalents at end of year	61,096	183,199	864,851